Balances and Transactions in Foreign Currencies - Summary of Balances and Transactions in Foreign Currencies (Detail) $ in Millions	Dec. 31, 2019 USD ($)		Dec. 31, 2019 MXN ($)		Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Current assets	$ 3,011,000,000	[1]	$ 56,796	[2]		$ 57,490
Noncurrent assets	10,660,000,000	[1]	201,043	[2]		206,297
Current liabilities	2,705,000,000	[1]	51,010	[2]		45,524
Noncurrent liabilities	4,090,000,000	[1]	77,144	[2]		86,513
U.S. dollars [member]
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Current assets			11,122			14,572
Noncurrent assets			93		$ 0
Current liabilities			2,762			2,985
Noncurrent liabilities			37,691			43,411
Euros [member]
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Current assets	0				0
Noncurrent assets	0				0
Current liabilities			$ 49			$ 93
Noncurrent liabilities	$ 0				$ 0

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1